2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Tactical Income Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 68 .3%
U.S. Fixed Income — 58.9%
BBH Limited Duration Fund - Class I ....... 949 9,906
BrandywineGLOBAL High Yield Fund - Class IS 1,458,442 15,109,458
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 783,266 7,809,160
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 1,389,288 15,351,630
Fidelity Total Bond Fund - Class Z ......... 735,957 7,190,303
Frost Total Return Bond Fund - Class I ...... 908,692 9,114,180
iShares 20+ Year Treasury Bond ETF
(1)
...... 16,376 1,606,486
PIMCO Low Duration Income Fund - Class I .. 6,238 50,840
56,241,963
International Fixed Income — 9.4%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 474,345 3,752,070
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(1)
.......................... 56,370 5,275,105
9,027,175
Total Registered Investment Companies
(Cost $ 62,923,433 ) ................. 65,269,138
Money Market Registered Investment Companies — 31 .4%
Meeder Government Money Market Fund - Class
F , 4.80%
(2)
....................... 29,990,559 29,990,559
Total Money Market Registered Investment
Companies
(Cost $ 29,990,559 ) ................. 29,990,559
Total Investments — 99 .7%
(Cost $ 92,913,992 ) ................. 95,259,697
Other Assets less Liabilities — 0 .3% ....... 274,141
Total Net Assets — 100 .0% ............. 95,533,838
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,476 20,447
Meeder Conservative Allocation Fund - Retail
Class .......................... 438 10,085
Meeder Dynamic Allocation Fund - Retail Class 3,826 57,651
Meeder Muirfield Fund - Retail Class ....... 2,284 23,572
Total Trustee Deferred Compensation
(Cost $ 89,021 ) .................... 111,755
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.